Related party transactions - Summarizes the Company's related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Related party transactions
Office salaries and benefits	$ 2,577,101	$ 674,017	$ 5,131,448	$ 1,026,390
MAC Engineering, SASU
Related party transactions
Research and Development		201,604		997,479
Roger Moore
Related party transactions
Interest expense	82,618		149,248
California Electric Boat Company Inc.
Related party transactions
Rental expense	$ 52,894	$ 49,666	103,625	$ 97,885
Marine Ventures LLC
Related party transactions
Rental expense			143,720
Management fees			$ 159,269